Becker Value Equity Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 5.9%
Meta Platforms, Inc. - Class A	1,895	$1,465,669
Verizon Communications, Inc.	47,475	2,030,031
Walt Disney Co.	18,415	2,193,410
		5,689,110

Consumer Discretionary - 8.8%
Amazon.com, Inc. (a)	9,685	2,267,355
AutoZone, Inc. (a)	550	2,072,609
Home Depot, Inc.	4,656	1,711,127
NIKE, Inc. - Class B	32,330	2,414,728
		8,465,819

Consumer Staples - 5.4%
Diageo PLC - ADR	9,545	934,933
Procter & Gamble Co.	8,510	1,280,500
Sysco Corp.	25,255	2,010,298
Walmart, Inc.	10,174	996,848
		5,222,579

Energy - 7.3%
Chevron Corp.	12,937	1,961,767
Exxon Mobil Corp.	17,406	1,943,206
Kinder Morgan, Inc.	70,144	1,968,240
Shell PLC - ADR	15,346	1,108,135
		6,981,348

Financials - 20.3%
Berkshire Hathaway, Inc. - Class B (a)	6,720	3,171,034
Blackrock, Inc.	3,135	3,467,341
Charles Schwab Corp.	35,730	3,491,893
Chubb Ltd.	9,310	2,476,832
Goldman Sachs Group, Inc.	1,329	961,651
JPMorgan Chase & Co.	10,590	3,137,181
PayPal Holdings, Inc. (a)	27,010	1,857,208
US Bancorp	20,980	943,261
		19,506,401

Health Care - 11.1%
Baxter International, Inc.	29,225	635,936
Eli Lilly & Co.	1,865	1,380,231
Johnson & Johnson	12,875	2,121,027
Koninklijke Philips NV	36,389	953,392
McKesson Corp.	2,235	1,550,062
Merck & Co., Inc.	13,105	1,023,763
Quest Diagnostics, Inc.	6,078	1,017,518
Sanofi SA - ADR	27,130	1,238,213
Teleflex, Inc.	5,925	708,037
		10,628,179

Industrials - 14.4%
Carrier Global Corp.	34,665	2,378,712
Eaton Corp. PLC	6,605	2,541,076
Embraer SA - ADR	31,940	1,839,105
General Dynamics Corp.	5,710	1,779,293
Honeywell International, Inc.	7,545	1,677,631
RTX Corp.	16,881	2,659,939
Timken Co.	12,975	987,268
		13,863,024

Information Technology - 12.8%
Adobe, Inc. (a)	1,900	679,611
Apple, Inc.	6,600	1,369,962
Cisco Systems, Inc.	46,600	3,172,528
Intel Corp.	62,150	1,230,570
Microchip Technology, Inc.	14,655	990,531
Microsoft Corp.	4,480	2,390,080
QUALCOMM, Inc.	11,035	1,619,497
Salesforce, Inc.	3,105	802,115
		12,254,894

Materials - 5.0%
Air Products and Chemicals, Inc.	7,380	2,124,555
Methanex Corp.	24,680	825,299
Newmont Corp.	29,440	1,828,224
		4,778,078

Utilities - 6.1%
FirstEnergy Corp.	66,876	2,856,274
Southern Co.	32,295	3,051,231
		5,907,505
TOTAL COMMON STOCKS (Cost $60,114,147)		93,296,937

SHORT-TERM INVESTMENTS - 2.9%		Value
Money Market Funds - 2.9%	Shares
First American Treasury Obligations Fund - Class X, 4.22% (b)	2,742,557	2,742,557
TOTAL SHORT-TERM INVESTMENTS (Cost $2,742,557)		2,742,557

TOTAL INVESTMENTS - 100.0% (Cost $62,856,704)		96,039,494
Other Assets in Excess of Liabilities - 0.0% (c)		45,870
TOTAL NET ASSETS - 100.0%		$96,085,364
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Becker Value Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	93,296,937	–	–	93,296,937
Money Market Funds	2,742,557	–	–	2,742,557
Total Investments	96,039,494	–	–	96,039,494

Refer to the Schedule of Investments for further disaggregation of investment categories.